STOCKHOLDERS' EQUITY (Details 1) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Beginning Balance	1,195,675
Number of Options, Granted	0	4,983,888
Number of Options Vested during the year	933,255	3,788,213
Number of Options Forfeited during the year	0	0
Number of Options Ending Balance	262,420	1,195,675
Weighted Average Fair Value Beginning Balance	$ 0.2955
Weighted Average Fair Value Granted	$ 0	$ 0.2955
Weighted Average Fair Value Vested during the year	$ 0.2955	$ 0.2955
Weighted Average Fair Value Forfeited during the year	$ 0	$ 0
Weighted Average Fair Value Ending Balance	$ 0.2955	$ 0.2955